Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 29, 2016	Feb. 28, 2015	Mar. 01, 2014
Commitments and Contingencies Disclosure [Abstract]
Rental expense incurred	$ 45	$ 60	$ 80